Subsequent Events (Details Narrative) - USD ($)																																1 Months Ended					3 Months Ended						9 Months Ended		12 Months Ended
	Nov. 12, 2024	Nov. 01, 2024	Oct. 18, 2024	Oct. 01, 2024	Aug. 02, 2024	Jul. 25, 2024	May 20, 2024	May 17, 2024	May 09, 2024	May 07, 2024	Mar. 11, 2024	Mar. 07, 2024	Mar. 01, 2024	Feb. 12, 2024	Feb. 01, 2024	Jan. 25, 2024	Jan. 23, 2024	Jan. 18, 2024	Jan. 05, 2024	Jan. 02, 2024	Sep. 11, 2023	Aug. 22, 2023	Jun. 21, 2023	Nov. 01, 2022	Nov. 01, 2022	Oct. 01, 2022	Sep. 01, 2022	Aug. 01, 2022	Jul. 01, 2022	Jun. 01, 2022	May 01, 2022	Nov. 30, 2024	Oct. 31, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Number of shares issued																																				474
Stockholders' Equity, Reverse Stock Split							one-for-fifty reverse stock split																one-for-twenty reverse stock split
Fair value of shares issued for services																																					$ 43,999	$ 22,000	$ 33,000	$ 68,000	$ 18,000	$ 23,000			$ 477,063	$ 667,998
Proceeds from sale of common stock																																				$ 182,982							$ 3,922,638	$ 1,854,086	$ 1,799,506
Mark Crone [Member]
Subsequent Event [Line Items]
Shares issued for services																						4,000
Fair value of shares issued for services																						$ 157,980
Clear Think Capital [Member]
Subsequent Event [Line Items]
Number of shares issued																																											1,339,656		27,612
Shares issued for services																								7	9	10	5	5	5	4	4													685
Fair value of shares issued for services																								$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000	$ 6,000														$ 4,785
Proceeds from sale of common stock																																													$ 343,849
Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Number of shares issued																																												27,584
Shares issued upon note conversion																																											571,531
Note principal amount converted																																											$ 1,144,900	$ 2,075,900
H C Wainwright And Co L L C [Member]
Subsequent Event [Line Items]
Number of shares issued																																											979,823
Proceeds from sale of common stock																																											$ 1,036,911
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity Note, Stock Split										ratio of not less than 1-for-2 and not more than 1-for-50
Stockholders' Equity, Reverse Stock Split										1:50 reverse stock split
Percentage of margin net sales	5.00%
Percentage of fee	1.00%
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Debt principal amount				$ 121,900
Interest payment				14,628
Original issue discount				$ 15,900
Debt instrument, maturity date				Jun. 30, 2025
Interest rate				22.00%
Monthly payments				$ 15,170
Subsequent Event [Member] | Mark Crone [Member]
Subsequent Event [Line Items]
Shares issued for services			172,000
Fair value of shares issued for services			$ 86,000
Subsequent Event [Member] | Walter FLubkin Jr [Member]
Subsequent Event [Line Items]
Shares issued for services			168,000
Fair value of shares issued for services			$ 84,000
Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Shares issued for services		56,123		56,123
Subsequent Event [Member] | Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Shares issued upon note conversion																																625,631	625,631
Note principal amount converted																																$ 224,600	$ 224,600
Subsequent Event [Member] | H C Wainwright And Co L L C [Member]
Subsequent Event [Line Items]
Number of shares issued																																3,465,772	3,465,772
Proceeds from sale of common stock																																$ 1,932,972	$ 1,932,972
Security Agreement [Member]
Subsequent Event [Line Items]
Debt principal amount						$ 210,000			$ 210,000				$ 210,000							$ 122,491
Security Agreement [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Debt principal amount									210,000				210,000							122,491
Interest payment						84,000			84,000				79,800							48,996
Payment for fee					$ 10,889			$ 10,500				$ 11,146							$ 7,795
Commitment fee						$ 10,000			$ 10,000				$ 10,000							$ 5,833
Additional interest rate																				5.00%
Debt instrument, maturity date						Jan. 31, 2025			Nov. 22, 2024				Aug. 29, 2024							May 31, 2024
Security Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt principal amount																				$ 122,491
Security Agreement [Member] | Subsequent Event [Member] | Agile Lending LLC And Agile Capital Funding LLC [Member]
Subsequent Event [Line Items]
Debt principal amount																				122,491
Interest payment																				$ 48,996
Payment for fee																			7,795
Commitment fee																			$ 5,833
Accrued interest rate																				5.00%
MCA Plus Agreement [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Debt principal amount																		$ 200,000
Payment for fee																		14,706
Commitment fee																		$ 50,000
Accrued interest rate																		5.00%
Additional interest rate																		25.00%
Principal amount																		$ 50,000
MCA Plus Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Debt principal amount																		200,000
Payment for fee																		14,706
Commitment fee																		$ 50,000
Accrued interest rate																		25.00%
Additional interest rate																		5.00%
Principal amount																		$ 50,000
Number of shares issued															1,654	7,092	1,528
Aggregate cash																$ 50,000
Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares issued																					13,800
Shares issued upon note conversion																																														13,333
Monthly payments																																														$ 1,175,973
Securities Purchase Agreement [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Number of shares issued																																												1,832
Aggregate cash																																											$ 2,982,415	$ 200,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | Clear Think Capital [Member]
Subsequent Event [Line Items]
Number of shares issued																																		226,656	226,656
Aggregate cash																																		$ 836,360	$ 836,360
Master Service Agreement [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description															The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000.
Share discount rate														10.00%
Master Service Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Number of shares issued														1,000,000
Agreement term description															The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is not greater than $325,000.
Share discount rate														10.00%
Option Agreement [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description														The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. The Company has extended the Option Agreement for the first additional 30-day period and has not exercised its option to purchase such intangibles assets, machinery and equipment. The Option Agreement expired with the Company not exercising its option.
Purchase price of machinery and equipment														$ 554,714
Debt description														The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding.
Option Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member]
Subsequent Event [Line Items]
Agreement term description														The Option Agreement may be terminated if, among others, the closing has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. To date, the Company has not exercised its option to purchase such intangibles assets, machinery and equipment.
Purchase price of machinery and equipment														$ 554,714
Debt description														The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding.
Option Agreement [Member] | Subsequent Event [Member] | Afritex Ventures Inc [Member] | Shares Held In Escrow [Member]
Subsequent Event [Line Items]
Number of shares issued														100,000
Option Agreement [Member] | Subsequent Event [Member] | Lind Global Fund II LP [Member]
Subsequent Event [Line Items]
Number of shares issued											15,000
Aggregate cash											$ 60,000